Junior Subordinated Debentures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2013
Debt Instrument [Line Items]
Issuance Trust	USB Capital IX
Debentures Redeemed		$ 176
Long-term Debt Securities [Member]
Debt Instrument [Line Items]
Debenture amount	500		500
USB Capital IX [Member]
Debt Instrument [Line Items]
Percentage of common equity in wholly owned and sponsored USB Capital IX	100.00%
Value of preferred stock held by unconsolidated trust	676		$ 676